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                                                                         497(j)


                    [Van Kampen Investments Inc. Letterhead]


                                                                November 5, 2008



Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-1004

   Re:  Van Kampen Tax Free Money Fund -- Rule 497(j) Filing
        (File Nos. 033-6745 and 811-4718)

Ladies and Gentlemen:

     Van Kampen Tax Free Money Fund filed via EDGAR on October 28, 2008 a copy of Post-Effective Amendment No. 28 to the Registration Statement on Form N-1A complete with exhibits filed therewith pursuant to Rule 485(b) of the general rules and regulations (the "1933 Act Rules") of the Securities and Exchange Commission promulgated under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended.

     In accordance with the provisions of Rule 497(j) of the 1933 Act Rules, this letter serves to certify that the Statement of Additional Information contained in the Registration Statement does not differ from that which would have been filed pursuant to Rule 497(c) of the 1933 Act Rules. The Prospectus was filed under separate cover.

     Should the staff have any questions regarding the foregoing, please call me at (630) 684-6301 or Charles B. Taylor at (312) 407-0863.


                                                Very truly yours,



                                                /s/ Elizabeth Nelson
                                                -------------------------
                                                Elizabeth Nelson
                                                Assistant Secretary